EQUITY (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period	56,345	252,190
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Stock Issued During Period, Value, New Issues		$ 5,816,799
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.22	$ 1.74
Promissory Notes [Member]
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Long-term Debt, Gross	504,000
Debt Instrument, Maturity Date	Jun. 30, 2017
2013 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.10
Proceeds from Warrant Exercises	573,485
Common Stock, Par or Stated Value Per Share	$ 1.10
Stock Issued During Period, Value, New Issues	723,000
Stock Issued During Period, Shares, New Issues	657,273
Conversion of Stock, Shares Issued	586,345
Number of Individuals	51
Number of Trusts	12
Number of Corporation	24
Warrants to Purchase of Common Stock	521,350
Common Stock [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period	300,000
Stock Issued During Period, Value, New Issues		58
Stock Issued During Period, Shares, New Issues		5,764,774
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.00
Warrant [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period	200,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.02
Private Offering [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	$ 1.00
Stock Issued During Period, Value, New Issues	$ 5,093,799
Stock Issued During Period, Shares, New Issues	5,093,799